Accrued expenses and other current liabilities (Details) - USD ($)	Mar. 31, 2023	Sep. 30, 2022
Accrued expenses and other current liabilities
Payroll payable	$ 456,533	$ 291,616
Accrued expenses	554,504	232,581
Interest payable	18,842	0
Accrued expenses and other current liabilities	$ 1,029,879	$ 524,197